Cover	Nov. 03, 2021	May 11, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 03, 2021
Entity File Number		001-39896
Entity Registrant Name		PLAYTIKA HOLDING CORP.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		81-3634591
Entity Address, Address Line One		c/o Playtika Ltd.
Entity Address, Address Line Two		HaChoshlim St 8
Entity Address, City or Town		Herzliya Pituarch
Entity Address, Country		IL
City Area Code		972-73
Local Phone Number		316-3251
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		PLTK
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001828016
Amendment Flag		false